Lease - Maturities of operating lease liabilities (Details) - USD ($)	Mar. 31, 2020	Oct. 01, 2019
Maturities of operating lease liabilities
2021	$ 56,892
2022	37,928
2023	37,928
2024	37,928
2025	37,928
2026	37,928
2027	37,928
2028	37,928
2029	37,928
2030	18,961
Total future minimum lease payments	379,277
Less: Imputed interest	(64,922)
Total	$ 314,355	$ 300,000